UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Floating Rate Fund
	Principal Amount ($)	Value ($)
Loan Participations and Assignments 91.9%
Senior Loans **
Consumer Discretionary 24.0%
Academy Ltd., Term Loan, 4.5%, 8/3/2018	3,950,000	3,980,435
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018	7,927,631	7,977,179
AMC Entertainment, Inc., Term Loan, 3.5%, 4/30/2020	3,970,000	3,978,813
Armstrong World Industries, Inc., Term Loan B, 3.5%, 3/16/2020	5,957,487	5,981,705
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019	5,431,250	5,422,777
August LuxUK Holding Company SARL, First Lien Term Loan, 5.0%, 4/27/2018	1,395,369	1,404,090
August U.S. Holding Company, Inc., First Lien Term Loan B, 5.0%, 4/27/2018	1,073,389	1,080,098
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	7,375,691	7,396,453
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/2020	25,436,250	25,630,201
BJ's Wholesale Club, Inc., First Lien Term Loan, 4.5%, 9/26/2019	5,087,290	5,125,139
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019	20,336,286	20,444,373
Boyd Gaming Corp.:
Term Loan A, 3.12%, 8/14/2018	2,468,750	2,481,094
Term Loan B, 4.0%, 8/14/2020	4,987,500	5,001,814
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/2017	11,094,652	11,186,127
Caesars Entertainment Operating Co.:
Term Loan B6, 5.489%, 1/26/2018	6,706,462	6,427,541
Term Loan B4, 9.5%, 10/31/2016	12,199,283	12,331,035
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	16,668,120	16,793,131
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	19,710,431	19,815,192
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019	5,403,750	5,409,397
Chrysler Group LLC
Term Loan B, 3.25%, 12/31/2018	2,000,000	1,994,820
Term Loan B, 3.5%, 5/24/2017	3,900,000	3,914,625
Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 4/29/2016	2,028,982	2,036,591
Clear Channel Communications, Inc., Term Loan B, 3.805%, 1/29/2016	13,141,433	12,932,615
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018	9,630,903	9,654,980
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	25,000,000	25,203,250
David’s Bridal, Inc., Term Loan B, 5.0%, 10/11/2019	6,930,000	6,982,841
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/2018	4,254,993	4,270,950
Entercom Radio LLC, Term Loan B, 4.007%, 11/23/2018	2,315,315	2,338,479
Entravision Communications Corp., Term Loan, 3.5%, 5/29/2020	17,475,000	17,382,208
Four Seasons Holdings, Inc., First Lien Term Loan, 3.5%, 6/27/2020	2,992,500	3,003,722
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	21,777,243	20,816,975
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019	5,000,000	5,060,000
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	21,770,910	19,985,696
Hargray Communications Group, Inc., Term Loan B, 4.75%, 6/26/2019	3,980,000	4,029,750
Harron Communications Corp.:
Term Loan B, 3.5%, 6/15/2020	461,201	462,571
Term Loan B, 3.5%, 6/19/2020	8,123,346	8,147,472
Hillman Group, Inc., Term Loan B, 3.75%, 5/29/2017	1,955,553	1,965,331
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/2020	9,078,947	9,122,163
Hubbard Radio LLC, Term Loan B, 4.5%, 4/29/2019	16,433,484	16,543,013
Hudson’s Bay Co., First Lien Term Loan, 4.75%, 11/4/2020	9,250,000	9,402,486
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016	975,000	978,656
ION Media Networks, Inc., Term Loan, 5.0%, 12/18/2020	18,500,000	18,719,687
J Crew Group, Inc., Term Loan B1, 4.0%, 3/7/2018	14,506,588	14,545,176
Jarden Corp., Term Loan B1, 2.905%, 9/30/2020	997,500	1,000,203
JC Penney Corp., Inc., First Lien Term Loan, 6.0%, 5/22/2018	14,427,500	14,274,208
Jo-Ann Stores, Inc., Term Loan, 4.0%, 3/16/2018	11,016,684	11,044,281
Kasima LLC, Term Loan B, 3.25%, 5/17/2021	14,000,000	14,017,500
Landry’s, Inc., Term Loan B, 4.0%, 4/24/2018	12,404,044	12,500,919
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/20/2020	1,010,101	1,010,626
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/2021	3,000,000	3,016,875
Leslie’s Poolmart, Inc.:
Term Loan, 4.25%, 10/16/2019	2,992,425	3,013,462
Term Loan B, 4.25%, 10/16/2019	2,915,580	2,936,077
Liberty Cablevision of Puerto Rico LLC:
First Lien Term Loan B, 6.0%, 6/9/2017	6,537,400	6,559,202
Second Lien Term Loan, 10.0%, 6/8/2018	1,000,000	1,008,330
Lions Gate Entertainment Corp., Second Lien Term Loan, 5.0%, 7/17/2020	4,000,000	4,060,000
Live Nation Entertainment, Inc., Term Loan B1, 3.5%, 8/17/2020	3,990,000	4,004,963
MCC Iowa LLC, Term Loan H, 3.25%, 1/29/2021	7,960,000	7,952,040
Media General, Inc., Term Delay Draw, Term Loan B, 4.25%, 7/31/2020	12,500,000	12,632,875
Mediacom Illinois LLC, Term Loan E, 4.5%, 10/23/2017	4,849,246	4,869,443
Mohegan Tribal Gaming Authority:
Term Loan A, 4.497%, 11/19/2018	2,000,000	2,020,000
Term Loan B, 5.5%, 11/19/2019	6,500,000	6,642,187
National Vision, Inc., Term Loan B, 7.0%, 8/2/2018	3,893,333	3,903,067
NEP/NCP Holdco, Inc.:
Incremental Term Loan, 4.25%, 1/22/2020	2,000,000	2,011,500
Term Loan, 4.75%, 1/22/2020	18,333,703	18,439,122
Second Lien Term Loan, 9.5%, 7/22/2020	3,285,714	3,375,053
Nine Entertainment Group Pty Ltd., Term Loan B, 3.254%, 2/5/2020	2,984,962	2,981,231
Norcraft Companies LP, Term Loan, 5.25%, 11/12/2020	11,250,000	11,334,375
NYDJ Apparel LLC, Term Loan, 7.0%, 1/6/2020	3,000,000	3,007,500
Otter Products LLC, Term Loan B, 5.25%, 4/29/2019	2,412,816	2,432,433
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	16,055,172	16,139,221
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018	8,858,438	8,911,057
Term Loan B2, 4.25%, 8/7/2019	8,913,618	8,994,286
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/2020	2,985,000	2,996,671
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019	2,000,000	2,017,500
Quad/Graphics, Inc., Term Loan B, 4.0%, 7/26/2018	3,910,000	3,914,888
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020	4,975,000	4,975,000
Raycom TV Broadcasting, Inc., Term Loan B, 4.25%, 5/31/2017	4,875,000	4,893,281
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020	19,681,920	19,829,534
Renfro Corp., Term Loan B, 5.75%, 1/30/2019	6,435,000	6,410,869
Sagittarius Restaurants LLC, Term Loan, 6.266%, 10/1/2018	8,712,857	8,756,422
Sears Holding Corp., Term Loan, 5.5%, 6/30/2018	4,987,500	5,012,438
Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/2020	6,965,000	6,960,647
Sesac Holdco II LLC:
First Lien Term Loan, 5.0%, 2/8/2019	5,940,000	6,017,963
Second Lien Term Loan, 10.0%, 7/12/2019	500,000	511,875
Springer Science+Business Media Deutschland GmbH, Term Loan B2, 5.0%, 8/14/2020	16,458,750	16,578,076
SRAM LLC, Term Loan B, 4.018%, 4/10/2020	14,266,201	14,315,276
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020	15,855,341	15,881,106
Toys ‘R’ Us-Delaware, Inc.:
Term Loan B2, 5.25%, 5/25/2018	944,118	796,996
Term Loan B3, 5.25%, 5/25/2018	2,835,243	2,393,427
Term Loan, 6.0%, 9/1/2016	15,686,082	14,123,983
Travel Leaders Group LLC, Term Loan B, 7.0%, 11/23/2018	4,500,000	4,455,000
Travelport LLC:
Term Loan, 6.25%, 6/26/2019	10,228,267	10,511,181
Second Lien Term Loan, 9.5%, 1/29/2016	4,160,094	4,329,098
Tribune Co., Term Loan, 4.0%, 12/27/2020	11,000,000	11,012,045
Tropicana Entertainment, Inc., Term Loan, 4.0%, 11/27/2020	997,500	1,002,283
TWCC Holdings Corp., Term Loan B, 3.5%, 2/13/2017	1,789,436	1,735,109
U.S. Finco LLC:
First Lien Term Loan, 4.0%, 5/29/2020	2,985,000	2,996,194
Second Lien Term Loan, 8.25%, 11/30/2020	2,000,000	2,030,000
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	7,997,683	8,017,717
UPC Financing Partnership, Term Loan AF, 4.0%, 1/29/2021	8,250,000	8,290,384
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.75%, 11/21/2017	2,692,500	2,732,888
Vince Intermediate Holding LLC, Term Loan B, 6.0%, 11/4/2019	2,914,286	2,965,286
Visant Corp., Term Loan B, 5.25%, 12/22/2016	19,563,880	19,349,949
WaveDivision Holdings LLC, Term Loan B, 4.0%, 10/15/2019	2,182,962	2,189,107
WMG Acquisition Corp., Term Loan, 3.75%, 7/1/2020	6,982,500	6,985,991

		806,440,871
Consumer Staples 7.2%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016	6,307,015	6,360,215
Term Loan B2, 4.75%, 3/21/2019	9,875,466	9,968,049
American Seafoods Group LLC, Term Loan B, 4.253%, 3/18/2018	7,169,652	7,169,652
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	4,962,500	4,801,219
Centerplate, Inc.:
Term Loan A, 4.75%, 10/15/2018	1,000,000	1,009,165
Term Loan B, 4.75%, 11/13/2019	13,365,000	13,487,490
Clearwater Seafoods LP, Term Loan B, 4.753%, 6/24/2019	3,301,704	3,334,721
Collective Brands Finance, Inc., Term Loan, 7.25%, 10/9/2019	13,838,962	13,882,209
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	5,110,978	5,130,145
Del Monte Foods Co., Term Loan, 4.05%, 3/8/2018	15,023,276	15,053,323
Del Monte Foods, Inc.:
First Lien Term Loan, 4.25%, 11/6/2020	3,000,000	3,009,375
Second Lien Term Loan, 8.75%, 8/18/2021	2,000,000	2,023,750
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018	20,259,131	20,081,965
Focus Brands, Inc.:
Term Loan, 5.5%, 2/21/2018	5,492,499	5,523,394
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	2,040,000
Grocery Outlet, Inc., Term Loan B1, 5.5%, 12/10/2018	10,900,025	10,961,338
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020	3,500,000	3,531,710
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020	6,483,750	6,472,955
Luxlas Fund LP, Term Loan B, 4.5%, 8/14/2017	3,874,564	3,881,849
NBTY, Inc., Term Loan B2, 3.5%, 10/1/2017	1,136,849	1,140,408
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020	4,000,000	4,165,000
North American Breweries Holdings LLC, Term Loan B, 7.5%, 12/11/2018	2,475,000	2,388,375
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018	1,981,667	2,000,255
Pinnacle Foods Finance LLC:
Term Loan G, 3.25%, 4/29/2020	10,905,031	10,884,584
Term Loan H, 3.25%, 4/29/2020	997,500	996,602
Pinnacle Holdco SARL, Term Loan, 4.75%, 7/24/2019	11,867,625	11,923,284
Prestige Brands, Inc., Term Loan, 3.792%, 1/31/2019	1,352,273	1,360,724
Roundy's Supermarkets, Inc., Term Loan B, 6.465%, 2/13/2019	5,362,452	5,349,046
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.0%, 4/23/2020	5,149,405	5,188,025
SUPERVALU, Inc., Term Loan B, 4.5%, 3/21/2019	5,401,713	5,430,747
U.S. Foods, Inc., Term Loan, 4.5%, 3/29/2019	22,163,612	22,322,968
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020	6,000,000	6,037,500
Weight Watchers International, Inc.:
Term Loan B1, 3.16%, 4/2/2016	2,987,437	2,666,288
Term Loan B2, 4.0%, 4/2/2020	11,670,603	8,968,158
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 12/23/2020	14,500,000	14,554,375

		243,098,863
Energy 6.2%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017	20,000,000	20,482,200
Crestwood Holdings LLC, Term Loan B1, 7.0%, 6/19/2019	10,155,900	10,384,407
Crosby U.S. Acquisition Corp., First Lien Term Loan, 4.0%, 11/23/2020	3,000,000	3,001,125
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021	20,599,617	21,068,258
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019	1,350,000	1,350,661
Exco Resources, Inc., Term Loan, 5.0%, 8/19/2019	19,949,875	20,049,624
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020	25,340,000	26,329,907
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020	1,020,837	1,026,819
Murray Energy Corp., First Lien Term Loan, 5.25%, 12/5/2019	3,000,000	3,036,000
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017	8,758,425	8,575,987
Pipeline Supply & Service LLC:
Term Loan B, 5.5%, 1/24/2020	8,500,000	8,563,750
Second Lien Term Loan, 9.5%, 7/28/2020	1,500,000	1,492,500
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020	2,752,433	2,753,300
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018	18,500,000	18,694,250
Saxon Energy Services, Inc., Term Loan B, 5.5%, 2/15/2019	8,739,866	8,827,265
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/11/2020	876,000	881,203
Term Loan B, 4.25%, 12/16/2020	6,297,300	6,334,706
Term Loan M, 4.25%, 12/16/2020	326,700	328,641
Sheridan Production Partners I LLC:
Term Loan B2, 4.25%, 9/14/2019	16,286,173	16,414,997
Term Loan B2-1A, 4.25%, 9/25/2019	2,158,051	2,175,122
Term Loan B2-1M, 4.25%, 9/25/2019	1,318,150	1,328,577
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018	11,841,169	11,959,581
Walter Energy, Inc., Term Loan B, 6.75%, 4/2/2018	5,873,195	5,784,187
Western Refining, Inc., Term Loan B, 4.25%, 11/12/2020	8,000,000	8,076,680

		208,919,747
Financials 7.3%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	7,980,000	8,002,424
American Capital Holdings, Inc., Term Loan, 4.0%, 8/22/2016	4,125,000	4,130,156
AmWINS Group, Inc., Term Loan, 5.0%, 9/6/2019	10,406,261	10,495,702
Asurion LLC, Term Loan B1, 4.5%, 5/24/2019	20,913,203	20,987,864
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/2018	2,265,940	2,278,686
AWAS Finance Luxembourg SARL, Term Loan B, 3.5%, 6/10/2016	2,855,786	2,870,065
BATS Global Markets, Inc., Term Loan, 5.0%, 1/31/2020	8,000,000	8,060,000
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/2020	2,990,826	3,010,297
Clipper Acquisitions Corp., Term Loan B, 4.0%, 2/6/2020	6,930,000	6,930,000
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/2018	7,490,389	7,504,434
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan, 5.0%, 4/16/2020	13,178,775	13,019,575
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019	12,396,128	12,380,633
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020	6,471,252	6,491,475
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019	1,481,250	1,489,115
FGI Operating Co., LLC, Term Loan, 5.5%, 4/19/2019	3,461,159	3,520,656
Flying Fortress, Inc., Term Loan, 3.5%, 6/30/2017	3,000,000	3,015,000
Genworth Financial, Inc., Term Loan B, 6.5%, 7/1/2019	2,992,500	3,014,016
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021	7,750,000	7,745,195
Guggenheim Partners LLC, Term Loan, 4.25%, 7/17/2020	14,962,500	15,132,175
Hub International Ltd., Term Loan B, 4.75%, 10/2/2020	15,461,250	15,625,526
Istar Financial, Inc.:
Term Loan, 4.5%, 10/16/2017	16,220,232	16,286,167
Term Loan A2, 7.0%, 3/17/2017	1,780,316	1,847,078
LPL Holdings, Inc., Term Loan B, 3.25%, 3/29/2019	2,977,500	2,979,733
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019	5,500,000	5,376,250
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	10,023,243	10,080,826
Nuveen Investments, Inc., Term Loan, 4.155%, 5/15/2017	18,823,348	18,821,466
Ocwen Financial Corp., Term Loan, 5.0%, 2/15/2018	4,970,000	5,018,110
SAM Finance Lux SARL, Term Loan, 4.25%, 12/17/2020	8,000,000	8,031,680
Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/2019	5,817,595	5,863,293
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/2019	7,000,000	7,098,000
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020	5,226,834	5,223,567
USI, Inc., Term Loan B, 4.25%, 12/27/2019	2,992,500	3,012,146

		245,341,310
Health Care 3.1%
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	8,993,675	9,049,885
AMN Healthcare, Inc., Term Loan B, 3.75%, 4/5/2018	2,992,400	3,018,583
Amneal Pharmaceuticals LLC, Term Loan, 5.753%, 11/1/2019	2,493,750	2,512,453
Bright Horizons Family Solutions, Inc., Term Loan B, 4.0%, 1/30/2020	2,970,000	2,982,682
Community Health Systems, Inc.:
Term Loan D, 4.25%, 1/27/2021	5,454,340	5,510,574
Term Loan E, 3.454%, 1/25/2017	4,363,943	4,393,944
DaVita, Inc.:
Term Loan B2, 4.0%, 11/1/2019	3,960,000	3,984,770
Term Loan B, 4.5%, 10/20/2016	1,430,443	1,441,400
Drumm Investors LLC, Term Loan, 5.0%, 5/4/2018	12,962,486	12,843,685
Education Management LLC, Term Loan C2, 4.25%, 6/1/2016	20,377,679	18,727,087
HCA, Inc., Term Loan B4, 2.997%, 5/1/2018	1,496,250	1,496,908
Healogics, Inc., First Lien Term Loan, 5.25%, 2/5/2019	5,464,969	5,508,224
IMS Health, Inc., Term Loan B1, 3.75%, 9/1/2017	998,788	1,000,536
Lifepoint Hospitals, Inc., Term Loan B, 2.66%, 7/24/2017	684,808	687,941
Par Pharmaceutical Companies, Inc.:
Term Loan B, 4.0%, 9/30/2019	11,850,300	11,890,117
Term Loan B2, 4.0%, 9/30/2019	1,000,000	1,003,360
Patheon, Inc., Term Loan, 4.25%, 1/9/2021	1,500,000	1,498,133
Salix Pharmaceuticals Ltd., Term Loan, 4.25%, 1/2/2020	6,000,000	6,067,500
Surgical Care Affiliates, Inc.:
Term Loan B, 4.247%, 12/29/2017	2,909,650	2,924,199
Term Loan C, 4.25%, 6/29/2018	2,985,000	2,996,194
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019	987,500	992,284
Term Loan B, 3.75%, 12/11/2019	4,952,387	4,978,189
VWR Funding, Inc., Term Loan, 4.169%, 4/3/2017	1,980,000	1,985,881

		107,494,529
Industrials 18.2%
Advantage Sales & Marketing, Inc.:
First Lien Term Loan, 4.25%, 12/18/2017	6,278,596	6,320,443
Second Lien Term Loan, 8.25%, 6/18/2018	10,183,714	10,358,772
Allegiant Travel Co., Term Loan B, 5.752%, 3/10/2017	3,870,622	3,889,975
Alliance Laundry Systems LLC, Term Loan, 4.25%, 12/10/2018	4,975,467	5,010,718
American Airlines, Inc., Term Loan, 3.75%, 6/27/2019	18,905,000	18,996,122
Ancestry.com, Inc.:
Term Loan B2, 4.5%, 5/14/2018	1,575,000	1,584,355
Term Loan B1, 4.5%, 12/28/2018	9,270,212	9,328,197
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	6,959,407	6,889,813
ARSloane Acquisition LLC, Term Loan, 7.5%, 10/1/2019	2,992,500	3,022,425
AVSC Holding Corp., First Lien Term Loan, 4.5%, 1/22/2021	3,000,000	3,023,910
Blackboard, Inc., Term Loan B3, 4.75%, 10/4/2018	9,330,571	9,423,876
Booz Allen Hamilton, Inc., Term Loan, 3.75%, 7/31/2019	8,925,000	8,981,718
Brickman Group Ltd. LLC:
First Lien Term Loan, 4.0%, 12/18/2020	1,500,000	1,508,558
Second Lien Term Loan, 7.5%, 12/17/2021	500,000	511,875
Brock Holdings III, Inc., Term Loan B, 6.002%, 3/16/2017	12,448,622	12,520,575
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017	10,316,695	10,419,862
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/2020	7,481,250	7,543,569
CEVA Group PLC:
Term Loan B, 5.236%, 8/31/2016	7,880,972	7,878,529
Letter of Credit, 5.247%, 8/31/2016	1,774,152	1,773,602
Term Loan B, 5.247%, 8/31/2016	2,029,891	2,029,262
ClientLogic Corp., Term Loan, 6.992%, 1/30/2017	10,075,797	10,214,339
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2014 *	1,409,115	56,365
Letter of Credit, LIBOR plus 5.75%, 4/21/2014 *	276,857	11,074
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/23/2019	5,458,750	5,489,483
Connolly Holdings, Inc., First Lien Term Loan, 5.0%, 1/29/2021	2,000,000	2,025,000
CPI International, Inc., Term Loan B, 5.0%, 2/13/2017	5,671,315	5,692,582
Crossmark Holdings, Inc.:
First Lien Term Loan, 4.5%, 12/20/2019	4,957,462	4,951,290
Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	1,003,750
Delta Air Lines, Inc., Term Loan B, 3.5%, 4/20/2017	10,739,736	10,806,859
DynCorp International LLC, Term Loan B, 6.25%, 7/7/2016	4,799,128	4,832,146
Garda World Security Corp.:
Term Delay Draw, 4.0%, 11/6/2020	1,321,528	1,326,206
Term Loan B, 4.0%, 11/6/2020	5,165,972	5,184,260
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/2020	19,950,000	19,895,237
Generac Power Systems, Inc., Term Loan B, 3.5%, 5/31/2020	11,505,793	11,541,749
Genpact International, Inc., Term Loan B, 3.5%, 8/30/2019	6,442,625	6,459,376
Grede LLC, Term Loan B, 4.5%, 5/2/2018	4,646,459	4,665,812
Greenway Medical Technologies, Inc.:
First Lien Term Loan, 6.003%, 11/4/2020	7,000,000	7,039,375
Second Lien Term Loan, 9.25%, 11/4/2021	2,000,000	2,037,500
Hertz Corp., Term Loan B, 3.75%, 3/12/2018	4,950,000	4,967,770
IG Investment Holdings LLC, First Lien Term Loan, 5.25%, 10/31/2019	13,912,425	13,981,987
Infor (U.S.), Inc.:
Term Loan B3, 3.75%, 6/3/2020	2,169,688	2,169,146
Term Loan B5, 3.75%, 6/3/2020	7,567,696	7,575,605
Information Resources, Inc., Term Loan B, 4.75%, 9/30/2020	6,934,015	6,974,441
Inmar, Inc.:
First Lien Term Loan, 4.25%, 1/27/2021	12,500,000	12,484,375
Second Lien Term Loan, 8.0%, 1/27/2022	2,000,000	2,010,000
Intelligrated, Inc., First Lien Term Loan, 4.5%, 7/30/2018	3,461,251	3,476,412
Interactive Data Corp., Term Loan B, 3.75%, 2/11/2018	19,513,483	19,577,585
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	11,479,317	11,484,081
Second Lien Term Loan, 10.5%, 12/20/2016	7,000,000	6,949,705
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/26/2019	3,980,000	3,994,925
Livingston International, Inc., First Lien Term Loan, 5.0%, 4/16/2019	5,970,000	6,003,581
Mirror Bidco Corp.:
Term Loan, 4.25%, 12/27/2019	370,370	373,148
Term Loan, 5.25%, 12/27/2019	3,960,000	3,989,700
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018	13,514,203	13,560,692
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.25%, 6/27/2018	5,476,275	5,585,800
Orbitz Worldwide, Inc.:
Term Loan B, 4.5%, 9/25/2017	1,216,667	1,225,792
Term Loan C, 5.75%, 3/25/2019	12,603,333	12,735,290
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.753%, 5/23/2019	5,083,331	5,132,054
P2 Upstream Acquisition Co.:
First Lien Term Loan, 5.0%, 10/30/2020	6,750,000	6,834,375
Second Lien Term Loan, 9.0%, 4/30/2021	3,000,000	3,060,000
Ply Gem Industries, Inc., Term Loan, 4.0%, 1/16/2021	16,000,000	16,063,360
Polyconcept Investments BV, First Lien Term Loan, 6.0%, 6/27/2019	4,387,599	4,393,084
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018	5,652,689	5,680,953
Quikrete Holdings, Inc.:
First Lien Term Loan, 4.0%, 9/28/2020	12,967,500	13,029,614
Second Lien Term Loan, 7.0%, 3/26/2021	7,500,000	7,734,375
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	9,607,547	9,649,580
Sabre, Inc.:
Term Loan B, 4.25%, 2/19/2019	14,753,109	14,797,663
Term Loan, 4.5%, 2/19/2019	7,481,250	7,504,629
Silver II US Holdings LLC, Term Loan, 4.0%, 12/13/2019	13,221,078	13,269,533
Sophia LP, Term Loan B, 4.5%, 7/19/2018	4,671,404	4,712,279
SourceHov LLC, First Lien Term Loan, 5.25%, 4/30/2018	6,666,500	6,735,265
Southwire Co., Term Loan, 3.25%, 2/11/2021	1,500,000	1,502,003
STG-Fairway Acquisitions, Inc., Term Loan B, 6.253%, 2/28/2019	5,959,998	5,986,073
SumTotal Systems LLC, First Lien Term Loan, 6.253%, 11/16/2018	12,402,258	12,390,662
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019	14,887,500	14,999,156
Swift Transportation Co., Inc., Term Loan B2, 4.0%, 12/21/2017	4,714,392	4,771,860
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019	7,472,994	7,494,031
TASC, Inc., Term Loan B, 4.5%, 12/18/2015	5,651,091	5,377,946
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020	987,511	993,218
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	6,185,364	6,204,724
TriNet Group, Inc.:
Term Loan B1, 4.0%, 8/12/2016	1,745,625	1,758,717
Term Loan B2, 5.0%, 8/14/2020	4,987,500	5,037,375
U.S. Airways Group, Inc.:
Term Loan B2, 3.0%, 11/23/2016	3,000,000	3,011,250
Term Loan B1, 3.5%, 5/23/2019	13,100,000	13,140,937
U.S. Security Holdings, Inc.:
Term Delay Draw, 6.0%, 7/28/2017	649,614	653,268
Term Loan, 6.0%, 7/28/2017	3,271,888	3,290,293
United Airlines, Inc., Term Loan B, 4.0%, 4/1/2019	6,649,750	6,702,383
WASH Multifamily Laundry Systems LLC, Term Loan, 4.503%, 2/21/2019	4,967,487	5,004,744
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017	8,717,718	8,750,366
West Corp., Term Loan B8, 3.75%, 6/29/2018	4,796,132	4,779,657
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019	7,030,995	7,092,551
WTG Holdings III Corp.:
First Lien Term Loan, 4.75%, 1/15/2021	2,000,000	2,010,000
Second Lien Term Loan, 8.5%, 1/15/2022	500,000	507,815

		613,424,387
Information Technology 9.4%
Answers Corp.:
Term Loan B, 6.5%, 12/20/2018	3,500,000	3,482,500
Second Lien Term Loan, 11.0%, 6/19/2020	1,500,000	1,473,750
Arris Group, Inc., Term Loan B, 3.5%, 4/17/2020	8,409,848	8,360,777
Aspect Software, Inc., Term Loan B, 7.0%, 5/6/2016	10,056,138	10,177,616
Attachmate Corp.:
First Lien Term Loan, 7.25%, 11/22/2017	8,549,822	8,632,670
Second Lien Term Loan, 11.0%, 11/22/2018	12,730,441	12,762,268
Avaya, Inc.:
Term Loan B3, 4.734%, 10/26/2017	16,757,019	16,349,572
Term Loan B5, 8.0%, 3/30/2018	7,676,805	7,676,805
Blue Coat Systems, Inc., First Lien Term Loan, 4.0%, 5/31/2019	12,444,963	12,512,352
BMC Software Finance, Inc., Term Loan, 5.0%, 9/10/2020	15,000,000	15,059,400
CDW LLC, Term Loan, 3.25%, 4/29/2020	3,467,429	3,456,593
CommScope, Inc.:
Term Loan B3, 2.733%, 1/21/2017	2,732,018	2,737,154
Term Loan B4, 3.25%, 1/26/2018	7,587,090	7,621,877
Dell, Inc., Term Loan B, 4.5%, 4/29/2020	29,925,000	29,907,643
Deltek, Inc.:
First Lien Term Loan, 4.5%, 10/10/2018	6,682,500	6,732,619
Second Lien Term Loan, 10.0%, 10/10/2019	4,500,000	4,584,375
Epiq Systems, Inc., Term Loan B, 4.75%, 8/27/2020	8,977,500	9,050,442
Extreme Reach, Inc.:
First Lien Term Loan, 6.75%, 2/10/2020	4,000,000	4,055,000
Second Lien Term Loan, 10.5%, 2/10/2021	3,000,000	3,015,000
FIDJI Luxembourg (BC4) SARL, Term Loan, 6.25%, 12/24/2020	4,000,000	4,050,000
First Data Corp.:
Term Loan B, 4.156%, 3/23/2018	21,135,503	21,214,762
Term Loan, 4.156%, 3/24/2021	2,926,756	2,934,542
Freescale Semiconductor, Inc., Term Loan B4, 5.0%, 2/28/2020	16,874,987	16,984,422
Global Cash Access LLC, Term Loan B, 4.0%, 3/1/2016	980,952	985,857
iPayment, Inc., Term Loan B, 6.75%, 5/8/2017	11,131,058	10,970,993
Microsemi Corp., Term Loan, 3.75%, 2/19/2020	6,515,485	6,542,654
NXP BV, Term Loan A1, 4.5%, 3/3/2017	8,255,134	8,340,286
Oberthur Technologies of America Corp., Term Loan B2, 5.75%, 10/18/2019	19,000,000	19,245,480
RP Crown Parent LLC:
Term Loan, 6.25%, 12/21/2018	725,698	728,485
First Lien Term Loan, 6.25%, 12/21/2018	16,394,912	16,457,869
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.75%, 5/9/2017	16,416,259	16,577,056
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,524,780
SI Organization, Inc., Term Loan B, 5.5%, 11/22/2016	2,424,182	2,387,831
SkillSoft Corp., Term Loan B, 5.0%, 5/26/2017	5,021,428	5,059,088
Spansion LLC:
Term Loan B, 3.75%, 12/11/2018	2,749,520	2,761,549
Term Loan, 3.75%, 12/13/2018	7,731,145	7,764,969
Verint Systems, Inc., Term Loan B, 3.5%, 9/6/2019	1,000,000	1,004,500

		315,183,536
Materials 8.7%
American Rock Salt Holdings LLC, Term Loan, 4.75%, 4/25/2017	3,740,746	3,795,698
Appvion, Inc., Term Loan, 5.75%, 6/28/2019	9,950,000	10,054,176
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/2018	17,307,395	17,106,456
Ardagh Holdings U.S.A, Inc.:
Term Loan, 4.0%, 12/17/2019	2,000,000	2,012,500
Term Loan B, 4.25%, 12/17/2019	1,500,000	1,507,972
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/1/2020	24,085,028	24,229,056
AZ Chem U.S., Inc., Term Loan, 5.25%, 12/22/2017	2,464,493	2,486,057
Azure Midstream Energy LLC, Term Loan B, 6.5%, 11/15/2018	9,500,000	9,624,687
Berlin Packaging LLC, First Lien Term Loan, 4.75%, 4/2/2019	3,930,250	3,966,271
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020	15,857,613	15,804,410
BWAY Holding Company, Inc., Term Loan B, 4.5%, 8/7/2017	1,496,222	1,505,760
Caraustar Industries, Inc., Term Loan, 7.5%, 5/1/2019	2,654,572	2,719,277
Chemtura Corp., Term Loan B, 3.5%, 8/27/2016	2,679,213	2,703,500
CPG International, Inc., Term Loan, 4.75%, 9/30/2020	7,281,750	7,312,479
Exopack LLC, Term Loan B, 5.25%, 5/8/2019	2,500,000	2,541,412
Fairmount Minerals Ltd., Term Loan B2, 5.0%, 9/5/2019	15,532,666	15,712,224
Huntsman International LLC, Term Loan, 3.75%, 10/15/2020	6,500,000	6,524,375
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018	24,198,188	24,177,982
JMC Steel Group, Inc., Term Loan, 4.75%, 4/3/2017	5,412,483	5,425,149
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020	8,955,000	9,024,401
Multi Packaging Solution, Inc., Term Loan B, 4.25%, 9/30/2020	5,500,000	5,551,562
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	5,954,142	5,935,565
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	16,485,266	15,750,353
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	11,050,755	10,956,382
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	8,498,261	8,590,340
Second Lien Term Loan, 8.0%, 1/17/2020	4,000,000	4,130,000
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020	11,471,250	11,530,442
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/1/2018	16,332,716	16,485,836
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/7/2020	1,990,000	2,001,194
Tronox Pigments (Netherlands) BV, Term Loan, 4.5%, 3/19/2020	2,000,000	2,010,420
Tronox, Inc., Term Loan, 4.5%, 3/13/2020	3,138,870	3,155,223
U.S. Silica Co., Term Loan B, 4.0%, 7/17/2020	4,975,000	5,001,940
Unifrax Corp., Term Loan, 4.25%, 11/28/2018	1,973,103	1,986,175
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	6,713,742	6,681,885
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019	8,095,463	8,176,418
Waupaca Foundry, Inc., Term Loan, 4.5%, 6/29/2017	4,755,561	4,767,450
WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/2017	3,482,368	3,508,486
World Kitchen, Inc., Term Loan B, 5.5%, 3/4/2019	8,789,341	8,899,208

		293,352,721
Telecommunication Services 5.1%
Alaska Communications Systems Holdings, Inc., Term Loan B, 6.25%, 10/21/2016	10,942,484	11,042,772
Alcatel-Lucent U.S.A., Inc., Term Loan C, 4.5%, 1/30/2019	16,947,154	17,130,437
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/2019	2,470,038	2,474,669
Crown Castle Operating Co., Term Loan B2, 3.25%, 1/31/2021	5,000,000	5,009,375
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020	5,955,000	5,962,414
Fibertech Networks LLC, Term Loan B, 4.5%, 12/18/2019	3,960,000	3,971,147
Genesys Telecom Holdings U.S., Inc.:
Term Loan B, 4.0%, 2/7/2020	9,979,600	9,998,362
Term Delay Draw, 4.5%, 11/13/2020	7,500,000	7,534,350
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	2,647,984	2,630,110
Level 3 Financing, Inc.:
Term Loan, 4.0%, 8/1/2019	11,500,000	11,557,500
Term Loan B, 4.0%, 1/15/2020	1,000,000	1,004,220
Mitel U.S. Holdings, Inc., Term Loan, 5.25%, 1/15/2020	5,500,000	5,558,438
NTELOS, Inc., Term Loan B, 5.75%, 11/8/2019	18,351,966	18,397,846
Securus Technologies Holdings, Inc., Term Loan, 4.75%, 4/30/2020	4,987,500	4,989,046
Sorenson Communications, Inc., First Lien Term Loan, 9.5%, 10/31/2014	9,925,000	10,018,047
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	6,301,890	6,341,276
Telesat LLC, Term Loan B2, 3.5%, 3/28/2019	12,902,500	12,918,628
Virgin Media Investment Holdings Ltd., Term Loan B, 3.5%, 6/8/2020	17,000,000	17,006,885
Windstream Corp.:
Term Loan B3, 3.5%, 8/8/2019	1,481,250	1,484,953
Term Loan B4, 3.5%, 1/23/2020	3,465,000	3,467,599
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019	14,808,517	14,865,752

		173,363,826
Utilities 2.7%
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018	960,190	966,393
EFS Cogen Holdings I, Inc., Term Loan B, 3.75%, 12/17/2020	4,000,000	4,029,160
Equipower Resources Holdings LLC:
First Lien Term Loan, 4.25%, 12/21/2018	7,802,721	7,846,611
Term Loan C, 4.25%, 12/31/2019	14,456,258	14,530,780
Essential Power LLC, Term Loan B, 4.25%, 8/8/2019	14,754,159	14,643,502
GIM Channelview Cogeneration LLC, Term Loan B, 4.25%, 5/8/2020	1,500,000	1,507,500
La Frontera Generation LLC, Term Loan, 4.5%, 9/30/2020	17,020,337	17,097,439
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019	8,182,664	8,325,861
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018	3,964,912	3,945,088
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020	11,661,875	11,720,184
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017	7,008,457	7,061,020

		91,673,538

Total Loan Participations and Assignments (Cost $3,086,865,153)		3,098,293,328
Corporate Bonds 4.7%
Consumer Discretionary 1.2%
AmeriGas Finance LLC, 7.0%, 5/20/2022	2,657,000	2,902,773
APX Group, Inc., 6.375%, 12/1/2019	5,000,000	5,156,250
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022	3,000,000	3,255,000
Libbey Glass, Inc., 6.875%, 5/15/2020	900,000	974,250
MGM Resorts International, 7.75%, 3/15/2022	5,000,000	5,737,500
Netflix, Inc.:
5.375%, 2/1/2021	2,000,000	2,090,000
144A, 5.75%, 3/1/2024	1,000,000	1,040,000
Penske Automotive Group, Inc., 5.75%, 10/1/2022	1,000,000	1,045,000
Rent-A-Center, Inc., 4.75%, 5/1/2021	4,000,000	3,770,000
Sirius XM Holdings, Inc.:
144A, 4.25%, 5/15/2020	1,000,000	977,500
144A, 5.25%, 8/15/2022	1,000,000	1,035,000
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021	3,500,000	3,587,500
Sotheby's, 144A, 5.25%, 10/1/2022	4,000,000	3,860,000
Travelport LLC, 144A, 6.364% ***, 3/1/2016	3,504,417	3,548,222

		38,978,995
Consumer Staples 0.1%
Chiquita Brands International, Inc., 7.875%, 2/1/2021	2,929,000	3,227,758
Energy 1.9%
Halcon Resources Corp., 8.875%, 5/15/2021	4,000,000	4,070,000
Midstates Petroleum Co., Inc., 9.25%, 6/1/2021	2,000,000	2,115,000
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023	1,000,000	1,017,500
Newfield Exploration Co., 6.875%, 2/1/2020	8,950,000	9,610,062
Offshore Group Investment Ltd.:
7.125%, 4/1/2023	8,000,000	8,180,000
7.5%, 11/1/2019	8,135,000	8,765,463
Pacific Drilling SA, 144A, 5.375%, 6/1/2020	11,000,000	11,137,500
Sabine Pass Liquefaction LLC:
144A, 5.625%, 4/15/2023	1,000,000	982,500
144A, 5.875%, 2/1/2021	4,000,000	4,100,000
Ultra Petroleum Corp., 144A, 5.75%, 12/15/2018	1,000,000	1,047,500
Welltec A/S, 144A, 8.0%, 2/1/2019	4,000,000	4,260,000
Woodbine Holdings LLC, 12.0%, 5/15/2016	10,000,000	10,600,000

		65,885,525
Health Care 0.0%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021	1,000,000	1,042,500
Industrials 0.2%
ADT Corp., 144A, 6.25%, 10/15/2021	2,000,000	2,105,000
General Cable Corp., 144A, 6.5%, 10/1/2022	1,000,000	1,010,000
Iron Mountain, Inc., 5.75%, 8/15/2024	4,000,000	3,900,000

		7,015,000
Information Technology 0.3%
Freescale Semiconductor, Inc., 4.118% ***, 12/15/2014	2,000,000	2,002,000
VeriSign, Inc., 4.625%, 5/1/2023	1,750,000	1,706,250
Viasystems, Inc., 144A, 7.875%, 5/1/2019	5,000,000	5,368,750

		9,077,000
Materials 0.8%
Clearwater Paper Corp., 4.5%, 2/1/2023	2,851,000	2,694,195
FMG Resources (August 2006) Pty Ltd., 144A, 6.875%, 4/1/2022	5,000,000	5,425,000
Hecla Mining Co., 6.875%, 5/1/2021	4,000,000	3,950,000
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	10,000,000	10,337,500
United States Steel Corp., 7.5%, 3/15/2022	4,000,000	4,260,000

		26,666,695
Telecommunication Services 0.2%
Intelsat Jackson Holdings SA, 144A, 5.5%, 8/1/2023	6,000,000	5,932,500
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022	500,000	528,125
6.5%, 1/15/2024	500,000	530,000

		6,990,625

Total Corporate Bonds (Cost $154,393,272)		158,884,098
Asset-Backed 0.3%
Miscellaneous
ALM VII Ltd., "D", Series 2012-7A, 144A, 5.237% ***, 10/19/2024	5,000,000	4,730,665
Fairway Loan Funding Co., "B2L", Series 2006-1A, 144A, 4.038% ***, 10/17/2018	7,000,000	6,855,730

Total Asset-Backed (Cost $10,616,563)		11,586,395

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary
Dex Media, Inc.* (Cost $62,722)	786	5,730
Cash Equivalents 3.9%
Central Cash Management Fund, 0.06% (a)	121,176,374	121,176,374
DWS Variable NAV Money Fund, 0.21% (a)	1,001,448	10,015,479

Total Cash Equivalents (Cost $131,191,853)		131,191,853

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,383,129,563) †	100.8	3,399,961,404
Other Assets and Liabilities, Net	(0.8)	(25,672,748)

Net Assets	100.0	3,374,288,656

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount($)	Cost ($)	Value ($)

Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2014	1,409,115	1,401,711	56,365
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2014	276,857	275,403	11,074

1,677,114	67,439

*	Non-income producing security.
**
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of February 28, 2014.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2014.

†
The cost for federal income tax purposes was $3,383,450,097.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $16,511,307.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,444,021 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,932,714.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
Prime Rate: Interest rate charged by banks to their most creditworthy customers.

At February 28, 2014, the Fund had unfunded loan commitments of $3,000,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	3,000,000	2,992,500	(7,500)

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2014 is as follows:

Affiliate	Value ($) at 5/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distribu-tions ($)	Value ($) at 2/28/2014
DWS Variable NAV Money Fund	10,000,746	14,733	—	—	16,389	10,015,479
Central Cash Management Fund	262,147,661	1,408,310,518	1,549,281,805	—	120,179	121,176,374
	272,148,407	1,408,325,251	1,549,281,805	—	136,568	131,191,853

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(b)
Loan Participations and Assignments	$—	$3,098,293,328	$—	$3,098,293,328
Corporate Bonds	—	158,884,098	—	158,884,098
Asset-Backed	—	11,586,395	—	11,586,395
Common Stocks	5,730	—	—	5,730
Short-Term Investments	131,191,853	—	—	131,191,853
Total	$131,197,583	$3,268,763,821	$—	$3,399,961,404
Liabilities
Unfunded Loan Commitment	$—	$(7,500)	$—	$(7,500)
Total	$—	$(7,500)	$—	$(7,500)

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of DWS Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014